Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 7,870,800,000	$ 1,190,600,000	$ 67,400,000	$ 12,587,500,000	$ 494,400,000	$ 6,200,000	$ 22,217,100,000